                                               SEMI-ANNUAL REPORT, June 30, 1997
                                                           NAVELLIER SERIES FUND
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------
                                                                 August 20, 1997

Dear Shareholder:

For the first two quarters of 1997, the Navellier Series Fund, Aggressive Small Cap Equity Portfolio (the "Fund") gained 1.52% (lost (1.53)% after the maximum load of 3%)* compared to the NASDAQ Composite** which was up 11.7% and the Lipper Small Company Index*** which was up 6.04% over the same period. Since initial public offering (April 1, 1994) the Fund has a total return of 92.55% (86.72% after the maximum load of 3%) compared to 93.97% for the NASDAQ Composite over the same period. The annualized return for the Fund since inception is 22.33% (21.18% after the maximum load of 3%) compared to 22.61% for the NASDAQ Composite over the same period.

During the first half of the year the NASDAQ Composite has been dominated by the 100 largest capitalization NASDAQ stocks, such as Intel and Microsoft, which have performed spectacularly during the first half of 1997. Unfortunately, due to the small capitalization bias for the Navellier Aggressive Small Cap Equity Portfolio, we did not own Intel or Microsoft or hardly any of the top 100 largest capitalization NASDAQ stocks.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

                                                     NASDAQ Composite   Small Cap Portfolio    Russell 2000
3/31/94                                                       $10,000               $10,000         $10,000
4/29/94                                                        $9,871               $10,229         $10,059
5/31/94                                                        $9,889                $9,750          $9,929
6/30/94                                                        $9,496                $9,521          $9,571
7/29/94                                                        $9,714                $9,719          $9,721
8/31/94                                                       $10,298                $9,906         $10,249
9/30/94                                                       $10,280               $10,427         $10,202
10/31/94                                                      $10,458               $10,770         $10,158
11/30/94                                                      $10,092               $10,957          $9,729
12/30/94                                                      $10,114               $11,426          $9,972
1/31/95                                                       $10,158               $10,562          $9,832
2/28/95                                                       $10,676               $11,124         $10,219
3/31/95                                                       $10,992               $11,655         $10,387
4/28/95                                                       $11,352               $12,258         $10,602
5/31/95                                                       $11,629               $12,341         $10,764
6/30/95                                                       $12,555               $14,048         $11,297
7/31/95                                                       $13,467               $16,306         $11,938
8/31/95                                                       $13,721               $15,682         $12,161
9/29/95                                                       $14,036               $16,514         $12,363
10/31/95                                                      $13,936               $15,619         $11,800
11/30/95                                                      $14,247               $16,348         $12,291
12/29/95                                                      $14,152               $16,035         $12,585
1/31/96                                                       $14,255               $15,481         $12,562
2/29/96                                                       $14,796               $16,760         $12,942
3/29/96                                                       $14,815               $18,007         $13,175
4/30/96                                                       $16,013               $21,280         $13,872
5/31/96                                                       $16,725               $22,816         $14,413
6/28/96                                                       $15,939               $20,971         $13,806
7/31/96                                                       $14,535               $17,656         $12,587
8/30/96                                                       $15,354               $18,839         $13,299
9/30/96                                                       $16,503               $20,321         $13,797
10/31/96                                                      $16,430               $19,308         $13,565
11/29/96                                                      $17,386               $19,287         $14,105
12/31/96                                                      $17,365               $18,967         $14,443
1/31/97                                                       $18,560               $18,935         $14,716
2/28/97                                                       $17,607               $17,165         $14,341
3/31/97                                                       $16,433               $16,014         $13,645
4/30/97                                                       $16,958               $16,024         $13,662
5/30/97                                                       $18,835               $18,114         $15,166
6/30/97                                                       $19,397               $19,255         $15,788

The above chart indicates the return of $10,000 invested in the NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO on April 1, 1994. As the chart shows by June 30, 1997, the value of the investment would have grown to $19,255, a 92.55% increase. For comparison purposes, look at how the NASDAQ Composite and the Russell 2000 performed over the same period. An investment of $10,000 in the NASDAQ Composite over the same period would have grown to $19,397, a 93.97% increase. Similarly an investment of $10,000 in the Russell 2000 over the same period would have grown to $15,788, a 57.88% increase.
The above charts and performance numbers assume reinvestment of all distributions.
Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investor optimism became even more bullish during the second quarter of 1997 due to the excellent economic environment. The U.S. economy has cooled off quickly from its torrid pace in the first quarter (5.9% annual GNP growth). During the first six months of 1997, wholesale prices have fallen dramatically, their largest decrease in 45 years. Retail sales fell for three consecutive months, lending further support to the widespread opinion that the Federal Reserve Board will not raise interest rates in the near future.

The small-to-mid capitalization sector of the stock market really started to perk up in May 1997 and has performed spectacularly since then. Prior to May 1997, large capitalization stocks had grossly outperformed small-to-mid capitalization stocks because investors were in love with liquidity. However, since May 1997, NASDAQ trading volume has surged and small-to-mid capitalization stocks are exhibiting tremendous relative strength and should continue to outperform large capitalization stocks, provided that NASDAQ trading volume remains strong. One of the reasons why small-to-mid capitalization stocks performed well in May 1997 was due to the fact that the breadth and power of the S&P 500 started to deteriorate due to forecasts of decelerating earnings momentum for the S&P 500. In addition, the fundamentals of the small caps remained more attractive than the large caps as evidenced by the relatively high price/earnings ratios of the S&P 500 and Dow Industrials.

These forecasts of deteriorating earnings momentum have come to fruition, and now the S&P 500 is undergoing a correction. We expect that the current correction will be rotational in nature where one industry group gets "hit" and another industry group "rallies". Our favorite NASDAQ stocks have been exhibiting tremendous relative strength while the S&P 500 has been suffering during the current correction. Most small-to-mid capitalization stocks have not rallied anywhere near as much as their large capitalization counterparts during the past year, so we expect that our small-to-mid capitalization mutual funds will be vulnerable in the upcoming weeks. Furthermore, our small-to-mid capitalization stocks have superior earnings growth relative to their large capitalization counterparts and should be inherently more resilient during a correction. When all the dust settles and the current rotational correction ends, we expect that many of our favorite small-to-mid capitalization stocks will emerge as the new stock market leaders. We are especially excited about the prospects for our small-to-mid capitalization stocks for the remainder of 1997, since on a growth-to-price multiple basis, our stocks are undervalued by historical standards.

We are proud to announce that on July 15, 1997, Navellier Management Inc. regained control of the Navellier Aggressive Small Cap Equity Fund (NASCX) that had been temporarily managed by Massachusetts Financial Services (MFS) for 120 days. The Fund has resumed trading under its old name and ticker symbol (NASCX). The independent trustees that opposed our proposed merger proxy and assigned the management contract of the Fund to MFS last March, promptly resigned after awarding the management contract to Navellier last month. We want to publicly thank our loyal shareholders who overwhelmingly supported us in connection with the proxy battle to regain control of the Fund. This whole fight was about whether or not Navellier should be load or no-load. Obviously, Navellier wanted to be no-load, because that is what our shareholders wanted. We regret that the independent trustees of the Navellier Aggressive Small Cap Equity Fund failed to agree with us on this issue. Navellier is proceeding with its original proxy proposal to merge the Navellier Aggressive Small Cap Equity Fund into the Navellier Performance Fund family so we can reduce shareholder expenses and can offer the subject fund in more mutual fund supermarkets, where investors can buy and sell both load and no-load mutual funds without any sales charges. Although the discount brokerage firms now dominate the mutual fund supermarket business, we will soon see many full-service brokerage firms introducing their own mutual fund supermarkets. We sincerely appreciate all your help and support during the proxy battle.

Always feel free to contact us if you have any questions or if we can help you in any way.

Sincerely,

     [SIGNATURE]
LOUIS G. NAVELLIER

THIS MATERIAL HAS BEEN PRECEDED BY A NAVELLIER AGGRESSIVE SMALL CAP EQUITY FUND PROSPECTUS.

  * DURING THE PERIOD BEGINNING MARCH 16, 1997 AND ENDING JULY 14, 1997 THE FUND WAS MANAGED BY MASSACHUSETTS FINANCIAL SERVICES.

 ** THE NASDAQ COMPOSITE IS AN UNMANAGED INDEX CONSISTING OF APPROXIMATELY 5,500
    STOCKS. IT IS CONSIDERED REPRESENTATIVE OF THE STOCK MARKET AS A WHOLE. IT IS NOT AN INVESTMENT PRODUCT AVAILABLE FOR PURCHASE.

*** THE LIPPER SMALL COMPANY INDEX IS AN UNMANAGED NET ASSET VALUE WEIGHTED
    INDEX OF 30 MUTUAL FUNDS THAT INVEST PRIMARILY IN COMPANIES THAT HAVE SMALL MARKET CAPITALIZATIONS.

                                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

-------------------------------------------------------
                                           MARKET VALUE
   SHARES                                      (NOTE 1)

-------------------------------------------------------
COMMON STOCKS -- 97.71%
  OF TOTAL INVESTMENTS
AEROSPACE -- 1.34%
   45,000  GenCorp, Inc.                  $   1,040,625
                                          -------------
AIRLINES -- 2.56%
    7,500  Atlas Airlines, Inc.*                258,750
  117,500  Mesaba Holdings, Inc.*             1,733,125
                                          -------------
                                              1,991,875
                                          -------------
APPAREL & TEXTILES -- 0.16%
    3,600  Budget Group, Inc.*                  124,200
                                          -------------
AUTOMOTIVE -- 0.72%
   16,000  Carlisle Companies, Inc.             558,000
                                          -------------
BANKS & CREDIT COMPANIES -- 3.86%
   10,000  Andover Bancorp, Inc.                303,750
   30,000  City National Corp.                  721,875
   39,000  Commercial Bank of New York          706,875
   25,000  Interra Financial, Inc.            1,048,437
    4,500  TCF Financial Corp.                  222,188
                                          -------------
                                              3,003,125
                                          -------------
BIOTECHNOLOGY -- 0.84%
   52,900  Idexx Laboratories, Inc.*            657,944
                                          -------------
BUILDING -- 2.05%
   14,000  Lone Star Industries, Inc.           634,375
   25,000  Medusa Corp.                         959,375
                                          -------------
                                              1,593,750
                                          -------------
BUSINESS MACHINES -- 1.46%
   40,500  Affiliated Computer Services
             Co.*                             1,134,000
                                          -------------
BUSINESS SERVICES -- 13.06%
   60,700  AFC Cable Systems, Inc.*           1,638,900
   45,200  APAC Teleservices, Inc.*             878,575
   36,300  AccuStaff, Inc.*                     859,856
   14,600  BDM International, Inc.*             335,800
   14,100  BISYS Group, Inc.*                   588,675
      800  Carey International, Inc.*            12,200
   16,800  Claremont Technology Group,
             Inc.*                              399,000
-------------------------------------------------------
                                           MARKET VALUE
   SHARES                                      (NOTE 1)
-------------------------------------------------------
COMMON STOCKS  (CONTINUED)
BUSINESS SERVICES (CONTINUED)
   19,300  DST Systems, Inc.*             $     642,931
   18,200  Danka Business Systems, Inc.         743,925
   15,600  Dendrite International Inc.*         257,400
   15,200  Equity Corp. International*          367,650
   17,800  Interim Services, Inc.*              792,100
   35,800  May & Speh, Inc.*                    483,300
   28,900  PMT Services, Inc.*                  440,725
   10,900  Personnel Group America,
             Inc.*                              314,056
   20,000  Service Experts, Inc.*               490,000
      500  Strayer Education, Inc.               19,000
   14,600  Technology Solutions Co.*            576,700
   10,000  Transaction Systems
             Architects*                        345,000
                                          -------------
                                             10,185,793
                                          -------------
CHEMICALS -- 1.52%
   21,500  H.B. Fuller Co.                    1,182,500
                                          -------------
COMPUTER SOFTWARE --
  PERSONAL COMPUTERS -- 1.53%
   10,300  Apex PC Solutions, Inc.*             203,425
   30,000  P-Com, Inc.*                         990,000
                                          -------------
                                              1,193,425
                                          -------------
COMPUTER SOFTWARE -- SYSTEMS -- 8.85%
   17,500  American Business
             Information, Inc.*                 380,625
    9,200  Black Box Corp.*                     370,300
   25,300  Cadence Design Systems, Inc.*        847,550
   28,500  Clarify, Inc.*                       322,406
   20,400  Compuware Corp.*                     974,100
   16,900  Control Data Systems, Inc.*          251,388
   40,800  Daou Systems, Inc.*                  652,800
    7,700  HNC Software, Inc.*                  293,563
    5,500  JDA Software Group*                  187,687
      600  LHS Group, Inc.*                      26,287
   14,700  Pure Atria Corp.*                    207,637
   14,700  Simulation Sciences, Inc.*           224,175
   26,600  Sterling Software, Inc.*             831,250
   15,700  USCS International, Inc.*            514,175
    1,700  Vantive Corp.*                        48,025
    7,400  Viasoft, Inc.*                       375,550

* NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

-------------------------------------------------------
                                           MARKET VALUE
   SHARES                                      (NOTE 1)
-------------------------------------------------------
COMMON STOCKS  (CONTINUED)
COMPUTER SOFTWARE -- SYSTEMS (CONTINUED)
   26,100  Xionics Document
             Technologies*                $     384,975
                                          -------------
                                              6,892,493
                                          -------------
CONSUMER GOODS & SERVICES -- 2.65%
   32,700  Alternative Resources Corp.*         666,262
   11,850  Blyth Industries, Inc.*              399,937
    7,100  Meta Group, Inc.*                    154,425
    7,600  Schweitzer-Mauduit
             International                      285,000
    5,800  Signature Resorts, Inc.*             200,462
   14,000  U.S. Rentals, Inc.*                  354,375
                                          -------------
                                              2,060,461
                                          -------------
DEFENSE ELECTRONICS -- 1.53%
   35,000  Esco Electronics Corp.*              441,875
   40,000  Engineered Support Systems,
             Inc.*                              750,000
                                          -------------
                                              1,191,875
                                          -------------
ELECTRICAL EQUIPMENT -- 2.74%
   10,400  Belden, Inc.                         354,250
   95,000  Zytec*                             1,781,250
                                          -------------
                                              2,135,500
                                          -------------
ELECTRONICS -- 7.19%
   26,800  ACT Manufacturing, Inc.*           1,118,900
    5,600  Actel Corp.*                          95,550
   14,300  Analog Devices, Inc.*                379,844
   13,200  Burr Brown Corp.*                    455,400
   19,800  Hadco Corp.*                       1,296,900
   14,100  Kulicke & Softa Industries,
             Inc.*                              457,810
   31,200  PMC-Sierra, Inc.*                    819,000
    6,200  Photromics, Inc.*                    296,050
    7,700  Triquint Semiconductor, Inc.*        264,688
   18,100  Ultratech Steeper, Inc.*             414,038
                                          -------------
                                              5,598,180
                                          -------------
ENTERTAINMENT -- 3.56%
   17,500  American Radio Systems Corp.*        697,812
   14,200  Argyle Television, Inc.*             362,100
-------------------------------------------------------
                                           MARKET VALUE
   SHARES                                      (NOTE 1)
-------------------------------------------------------
COMMON STOCKS  (CONTINUED)
ENTERTAINMENT (CONTINUED)
   30,000  Funco, Inc.*                   $     555,000
    2,900  Heftel Broadcasting Corp.            160,225
   16,300  Jacor Communications, Inc.*          623,475
   20,300  Gemstar International Group
             LT.*                               373,013
                                          -------------
                                              2,771,625
                                          -------------
FINANCIAL INSTITUTIONS -- 6.59%
   50,000  Ace Cash Express, Inc.*              625,000
   12,100  BA Merchant Services, Inc.*          230,656
    5,800  Franklin Resources, Inc.             420,862
   40,000  RCSB Financial, Inc.               1,915,000
   35,000  Southwest Securities Group,
             Inc.                               682,500
   50,000  T R Financial Corp.                1,259,375
                                          -------------
                                              5,133,393
                                          -------------
FOOD & BEVERAGE PRODUCTS -- 0.51%
    9,700  Suiza Foods Corp.*                   397,700
                                          -------------
FOREST & PAPER PRODUCTS -- 1.80%
   67,000  Fibremark, Inc.*                   1,398,625
                                          -------------
INSURANCE -- 0.74%
   40,000  Dynex Capital, Inc.                  557,500
      600  Hartford Life, Inc.*                  22,500
                                          -------------
                                                580,000
                                          -------------
MACHINERY -- 3.87%
   35,000  Gehl Co.*                            586,250
   30,000  Graco, Inc.                          903,750
   15,500  Greenfield Industries, Inc.          418,500
    7,000  Lincoln Electric Co.                 245,000
   22,500  Zoltek Companies, Inc.*              860,625
                                          -------------
                                              3,014,125
                                          -------------
MEDICAL & HEALTH PRODUCTS -- 0.40%
   11,200  Kos Pharmaceuticals, Inc.*           310,800
                                          -------------
MEDICAL & HEALTH TECHNOLOGY
  & SERVICES -- 7.37%
   16,400  Amerisource Health Corp.*            817,950
    8,800  CRA Managed Care, Inc.*              459,250

* NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

-------------------------------------------------------
                                           MARKET VALUE
   SHARES                                      (NOTE 1)
-------------------------------------------------------
COMMON STOCKS  (CONTINUED)
MEDICAL & HEALTH TECHNOLOGY
  & SERVICES (CONTINUED)
   13,700  Hologic, Inc.*                 $     364,762
   39,000  Horizon / CMS Healthcare
             Corp.*                             782,438
   11,000  IDX Systems Corp.*                   379,500
    9,500  Medicis Pharmaceutical Corp.*        473,813
    9,300  Quorum Health Group, Inc.*           332,475
   15,300  Renal Treatment Center*              411,187
   10,400  Steris Corp.*                        388,700
   10,100  Total Renal Care Holdings,
             Inc.*                              405,894
   95,000  Westbridge Capital Corp.*            920,313
                                          -------------
                                              5,736,282
                                          -------------
OIL SERVICES -- 1.29%
   13,600  Cooper Cameron Corp.*                635,800
   25,000  Plains Resources, Inc.*              368,750
                                          -------------
                                              1,004,550
                                          -------------
OILS -- 0.05%
    1,100  Santa Fe International, Inc.          37,400
                                          -------------
RAILROAD -- 1.49%
   31,100  Wisconsin Central
             Tranportation*                   1,158,475
                                          -------------
REAL ESTATE -- 4.16%
   50,000  Fairfield Communities, Inc.*       1,681,250
   40,000  First American Financial
             Corp.                            1,560,000
                                          -------------
                                              3,241,250
                                          -------------
RESTAURANTS & LODGING -- 2.36%
   12,500  Applebees International, Inc.        334,375
    8,900  Doubletree Corp.*                    366,013
   16,100  Outback Steakhouse, Inc.*            389,419
    2,600  Papa Johns International,
             Inc.*                               95,550
   32,900  Prime Hospitality Corp.*             649,775
                                          -------------
                                              1,835,132
                                          -------------
SPECIAL PRODUCTS & SERVICES -- 4.79%
   65,000  Barnes Group, Inc.                 1,925,625
   14,500  Catalina Marketing Corp.*            697,813
-------------------------------------------------------
                                           MARKET VALUE
   SHARES                                      (NOTE 1)
-------------------------------------------------------
COMMON STOCKS  (CONTINUED)
SPECIAL PRODUCTS & SERVICES (CONTINUED)
   31,000  DT Industries, Inc.            $   1,108,250
                                          -------------
                                              3,731,688
                                          -------------
STEEL -- 0.90%
   30,000  Carbide / Graphite Group,
             Inc.*                              697,500
                                          -------------
STORES -- 3.93%
   33,200  Corporate Express, Inc.*             479,327
   15,300  Gymboree Corp.*                      367,200
   11,200  Hollywood Entertainment
             Corp.*                             256,200
   14,500  Mazel Stores, Inc.*                  253,750
   35,000  Micro Warehouse, Inc.*               599,375
   30,000  Paul Harris Stores, Inc.*            502,500
   13,400  Petco Animal Supplies, Inc.*         402,000
    6,500  U.S. Office Products Co.*            198,656
                                          -------------
                                              3,059,008
                                          -------------
TELECOMMUNICATIONS -- 1.84%
   17,200  Aspect Telecommunications
             Corp.*                             382,700
   14,500  Brooks Fiber Properties,
             Inc.*                              489,375
   16,100  Cable Design Technologies
             Corp.*                             473,944
    7,900  VDI Media*                            88,875
                                          -------------
                                              1,434,894
                                          -------------
TOTAL COMMON STOCK
 (COST $64,205,180)                          76,086,193
                                          -------------
REPURCHASE AGREEMENTS -- 2.29%
  With PaineWebber at 5.85%, dated
  6/30/97, due 7/1/97, collateralized by
  $1,789,000 U.S. Treasury Notes, 5.75%,
  due 9/30/97. Proceeds at maturity are
  $1,781,289. (Cost $1,781,000)               1,781,000
                                          -------------
TOTAL INVESTMENTS -- 100.00%
 (COST $65,986,180)                       $  77,867,193
                                          -------------
                                          -------------

* NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
  Securities at Value (Note 1) (Cost $65,986,180)........................................  $77,867,193
  Cash in Custodian Bank.................................................................        7,708
  Receivable for Securities Sold.........................................................      389,730
  Receivable for Shares Sold.............................................................       17,459
  Dividends Receivable...................................................................       23,485
  Interest Receivable....................................................................          289
  Unamortized Organizational Costs (Note 1)..............................................        2,686
                                                                                           -----------
    Total Assets.........................................................................   78,308,550
                                                                                           -----------
LIABILITIES
  Payable for Shares Redeemed............................................................      391,719
  Investment Advisory Fee Payable (Note 2)...............................................      162,414
  Extraordinary Expenses Payable.........................................................      136,362
  Payable for Securities Purchased.......................................................      111,089
  Administrative Fee Payable (Note 2)....................................................       32,483
  Other Payables and Accured Expenses....................................................       15,762
  Commissions Payable....................................................................        7,004
  Organizational Expenses Payable to Adviser (Note 1)....................................        2,686
                                                                                           -----------
    Total Liabilities....................................................................      859,519
                                                                                           -----------

NET ASSETS...............................................................................  $77,449,031
                                                                                           -----------
                                                                                           -----------
SHARES OUTSTANDING.......................................................................    4,288,209
                                                                                           -----------
                                                                                           -----------
NET ASSET VALUE PER SHARE................................................................       $18.06
                                                                                           -----------
                                                                                           -----------
MAXIMUM OFFERING PRICE PER SHARE (100/97 of $18.06)......................................       $18.62
                                                                                           -----------
                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
  Interest (Note 1).....................................................................  $    233,933
  Dividends (Note 1)....................................................................       394,918
                                                                                          ------------
    Total Investment Income.............................................................       628,851
                                                                                          ------------
EXPENSES
  Investment Advisory Fee (Note 2)......................................................       759,717
  Extraordinary Expenses (Note 2).......................................................       417,516
  Administrative Fee (Note 2)...........................................................       151,944
  Transfer Agent and Custodian Fee (Note 3).............................................       128,832
  Legal Fees............................................................................        62,482
  Registration Fees.....................................................................        56,375
  Proxy Solicitation Expenses...........................................................        43,234
  Shareholder Reports and Notices.......................................................        40,875
  Audit Fees............................................................................        22,100
  Trustees' Fees and Expenses (Note 2)..................................................        21,150
  Organizational Expense (Note 1).......................................................         2,125
  Other Expenses........................................................................        22,210
                                                                                          ------------
    Total Expenses......................................................................     1,728,560
    Less Expenses Reimbursed by Investment Adviser (Note 2).............................      (247,439)
                                                                                          ------------
      Net Expenses......................................................................     1,481,121
                                                                                          ------------
NET INVESTMENT LOSS.....................................................................      (852,270)
                                                                                          ------------
Net Realized Gain on Investments........................................................    13,671,730
Net Change in Unrealized Appreciation of Investments....................................   (24,997,071)
                                                                                          ------------
NET LOSS ON INVESTMENTS.................................................................   (11,325,341)
                                                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................  $(12,177,611)
                                                                                          ------------
                                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX             FOR THE YEAR
                                                                         MONTHS ENDED                ENDED
                                                                  JUNE 30, 1997 (UNAUDITED)    DECEMBER 31, 1996
                                                                  --------------------------  -------------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss...........................................       $       (852,270)        $    (2,477,826)
  Net Realized Gain on Investment Transactions..................             13,671,730                 463,797
  Net Change in Unrealized Appreciation Depreciation of
    Investments.................................................            (24,997,071)             18,466,247
                                                                        ---------------       -------------------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................            (12,177,611)             16,452,218
                                                                        ---------------       -------------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.............................             46,540,394             286,125,562
  Cost of Shares Redeemed.......................................           (146,948,265)           (217,842,421)
                                                                        ---------------       -------------------
    Net Increase (Decrease) in Net Assets Resulting from Share
      Transactions..............................................           (100,407,871)             68,283,141
                                                                        ---------------       -------------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.....................           (112,585,482)             84,735,359
NET ASSETS -- Beginning of Period...............................            190,034,513             105,299,154
                                                                        ---------------       -------------------
NET ASSETS -- End of Period.....................................       $     77,449,031         $   190,034,513
                                                                        ---------------       -------------------
                                                                        ---------------       -------------------

SHARES
  Sold..........................................................              2,713,978              16,325,181
  Redeemed......................................................             (9,108,773)            (12,473,362)
                                                                        ---------------       -------------------
    Net Increase (Decrease) in Shares...........................             (6,394,795)              3,851,819
                                                                        ---------------       -------------------
                                                                        ---------------       -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                FOR THE SIX
                                                MONTHS ENDED       FOR THE YEAR ENDED DECEMBER         FOR THE
                                                  JUNE 30,                     31,                   PERIOD ENDED
                                                    1997           ---------------------------       DECEMBER 31,
                                                (UNAUDITED)           1996             1995             1994*
                                                ------------       ----------       ----------       ------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value -- Beginning of Period....      $ 17.79            $    15.41       $    10.98       $ 10.00
                                                ------------       ----------       ----------       ------------
Income from Investment Operations:
  Net Investment Loss.....................        (0.20)                (0.23)           (0.16)        (0.08)
  Net Realized and Unrealized
    Gains on Securities...................         0.47(D)               2.61             4.97          1.06
                                                ------------       ----------       ----------       ------------
    Total from Investment Operations......         0.27                  2.38             4.81          0.98
                                                ------------       ----------       ----------       ------------
Distributions to Shareholders:
  From Net Realized Capital Gains.........           --                    --            (0.38)           --
                                                ------------       ----------       ----------       ------------
Net Increase in Net Asset Value...........         0.27                  2.38             4.43          0.98
                                                ------------       ----------       ----------       ------------
Net Asset Value -- End of Period..........      $ 18.06            $    17.79       $    15.41       $ 10.98
                                                ------------       ----------       ----------       ------------
                                                ------------       ----------       ----------       ------------

TOTAL INVESTMENT RETURN(A) ...............         1.52%                15.44%           43.80%         9.80%

RATIOS TO AVERAGE NET ASSETS:
Expenses After Reimbursement (Note 2).....         2.44%(B)              1.75%            1.75%         1.68%(B)
Expenses Before Reimbursement (Note 2)....         2.84%(B)              1.86%            2.10%         4.52%(B)
Net Investment Loss.......................        (1.40)%(B)            (1.33)%          (1.15)%       (0.81)%(B)

SUPPLEMENTARY DATA:
Portfolio Turnover Rate...................         54.7%                136.9%           169.6%        139.9%
Net Assets at End
  of Period (000's omitted)...............      $77,449              $190,035         $105,299       $18,224
Number of Shares Outstanding
  at End of Period (000's omitted)........        4,288                10,683            6,831         1,660
Average Commission Rate Paid(C)...........      $0.0414               $0.0424               --            --

-------------------------------------------
(A) Total returns do not include the maximum sales load. Total returns for periods of less than one year are not annualized.
(B) Annualized.
(C) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
(D) The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

*FROM COMMENCEMENT OF OPERATIONS JANUARY 3, 1994.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997 (UNAUDITED)
1. Significant Accounting Policies

    Navellier Series Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund consists of one portfolio, Navellier Aggressive Small Cap Equity Portfolio (the "Portfolio"), known as the MFS Aggressive Small Cap Equity Fund from March 16, 1997 to July 14, 1997. Shares of the Fund are purchased at the public offering price which includes a maximum sales charge of up to 3% depending on the size of the purchase. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price on the New York Stock exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates value. Securities for which there are no such quotations or valuations are valued at fair value in good faith by or at the direction of the Trustees.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from securities transactions are computed on an identified cost basis.

      (c) Dividends, if any, from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has deemed creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure the value, including the accrued interest, of the securities under each repurchase agreement is greater than the amounts owed to the Fund.

      (e) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income or excise tax provision is required.

      (f) Organizational expenses of the Fund totaling $143,294 are being deferred and amortized over 60 months beginning with the public offering of shares. Any redemption by an initial shareholder during the amortization period will be reduced by the pro rata portion of any of the unamortized organization expenses. Such proration is calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of the redemption. During the six month period ended June 30, 1997, the initial investor redeemed a portion of the initial shares. At June 30, 1997, unamortized organization costs were $2,686.

2. Investment Advisory Fees and Other Transactions with Affiliates

   INVESTMENT ADVISER

    For the period from January 1, 1997 to March 15, 1997, investment advisory services and administrative services were provided by Navellier Management, Inc. ("Navellier"). From March 16, 1997 to June 30, 1997, investment advisory services and administrative service were provided by Massachusetts Financial Services Company ("MFS"). The advisory fee paid to Navellier and to MFS for investment advisory services was 1.25% of the daily net assets on an

                                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
------------------------------------------------------------------

annual basis. Navellier and MFS received 0.25% of the daily net assets on an annual basis for administrative services provided to the Fund. Navellier and MFS also received reimbursement for certain operating expenses incurred on behalf of the Fund, as more fully described below. Certain Directors and officers of Navellier served as Trustees of the Fund during the period from January 1, 1997 to March 15, 1997. A Director of MFS served as a Trustee of the Fund from March 16, 1997 through June 18, 1997, when he resigned, and certain officers of MFS served as officers of the Fund from March 16, 1997 to June 30, 1997.

    Prior to March 15, 1997 under an agreement between the Fund and Navellier related to the payment of the Fund's operating expenses, Navellier reserved the right to request reimbursement for past, present and future operating expenses of the Fund paid by Navellier at any time upon notice to the Fund. Navellier voluntarily agreed not to seek future reimbursement of all past expenses which had not been reimbursed at December 31, 1996. For the period from March 16, 1997 to June 30, 1997 MFS agreed to bear the Fund's normal operating expenses, subject to reimbursement by the Fund. The expense reimbursement arrangement with MFS does not include extraordinary Fund expenses, such as litigation-related expenses or any expenses which were borne or accrued prior to March 16, 1997. During the period March 16, 1997 to June 30, 1997, the Fund incurred $417,516 in extraordinary expenses in connection with litigation, proxy solicitation and proxy certification expenses incurred above the normal expense of holding a routine shareholder meeting, and administrative expenses related to the transfer of the investment advisory contract and the administrative services contract from Navellier to MFS.

    Under the operating expense agreement between Navellier and the Fund from January 1, 1997 to March 15, 1997 and the operating expense agreement between MFS and the Fund from March 16, 1997 to June 30, 1997, the following amounts were paid or incurred, based on a reimbursement rate of 0.25% of the daily net assets on an annual basis for the respective periods. Amounts paid or incurred, amounts reimbursed and amounts not reimbursed at June 30, 1997, for Navellier and MFS are disclosed below.

                                                                                            NAVELLIER     MFS
                                                                                            ---------  ---------
Operating expenses incurred...............................................................  $ 184,421  $ 214,962
Amounts reimbursed........................................................................     89,969     61,975
                                                                                            ---------  ---------
Unreimbursed amounts......................................................................  $  94,452  $ 152,987
                                                                                            ---------  ---------
                                                                                            ---------  ---------

Amount subject to request for reimbursement...............................................  $  94,452  $ 152,987
Amount subject to reimbursement which has been waived by the investment adviser...........  $  94,452  $ 152,987

   DISTRIBUTOR

    For the period from January 1, 1997 to March 15, 1997, Navellier Securities Corp. ("NSC") acted as the Fund's distributor pursuant to a distribution agreement with the Fund. During this period an officer and Trustee of the Fund also was an officer and Director of NSC. For the period from March 16, 1997 to June 30, 1997, MFS Funds Distributor, Inc. ("MFD") acted as the Fund's distributor pursuant to a distribution agreement with the Fund. A Trustee of the Fund was also a Director of MFD. For the semiannual period ended June 30, 1997, NSC and MFD received $40,154 and $25,314, respectively, as the portion of sales charges on sales of shares of the Fund.

   TRUSTEES

    The Fund pays each of its Trustees not affiliated with the Adviser a fee of $10,000 annually plus specific amounts for attended board and committee meetings. When the Fund exceeds $200,000,000 in total net assets, then the Trustees' fee is raised to $20,000 annually. For the period ended June 30, 1997 Trustees' fees and expenses totaled $21,150.

                                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
------------------------------------------------------------------

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB, ("Rushmore Trust") provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based on a fee schedule approved by the Board of Trustees.

4. Securities Transactions

    For the six months ended June 30, 1997, purchases and sales of investments, other than short-term obligations, totaled $62,865,540 and $108,743,765, respectively.

5. Net Unrealized Appreciation/Depreciation of Investments

    At June 30, 1997, net appreciation of investments for Federal income tax purposes was $11,722,909 of which $12,685,935 related to appreciated investments and $963,026 related to depreciated investments. At June 30, 1997, the cost of the Fund's securities for Federal income tax purposes was $66,144,284.

6. Net Assets

    At June 30, 1997 net assets consisted of the following:

Paid-in-capital.........................................................................  $54,658,760
Undistributed net investment loss.......................................................     (852,270)
Accumulated net realized gain on investments............................................   11,761,528
Net unrealized appreciation on investments..............................................   11,881,013
                                                                                          -----------
NET ASSETS..............................................................................  $77,449,031
                                                                                          -----------
                                                                                          -----------

7. Tax Matters and Distributions

    The Fund's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders all of its net investment income, if any, including any realized gain on investments. Accordingly, no provision for Federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from those reported on the Fund's tax return and, consequently, the character of distributions to shareholders, if any, reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions to shareholders, if any, are recorded on the Fund's records on the ex-dividend date.

    Permanent differences between tax and financial reporting of net investment income and realized gains or losses are reclassified to paid-in-capital. As of December 31, 1996, net investment losses of $2,477,826 were reclassified to paid-in-capital.

    At December 31, 1996, for Federal income tax purposes, the Fund had a capital loss carryover totaling $1,910,202 which may be applied against future net taxable gains of each succeeding year until the earlier of its utilization or its expiration date, which at December 31, 1996 was December 31, 2004.

                                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
------------------------------------------------------------------

8. Subsequent Events

    On July 14, 1997, the Trustees of the Fund re-appointed Navellier Management, Inc. investment adviser and administrator to the Fund at substantially the same fees of 1.25% and 0.25% of daily net assets, respectively, as had been in effect prior to March 16, 1997. Navellier Securities Corp. was also re-appointed as distributor to the Fund. On July 11, 1997, a Director of Navellier was appointed a Trustee and officer of the Fund. On or prior to July 14, 1997, the unaffiliated Trustees of the Fund and the Trustee and the officers of the Fund affiliated with MFS resigned.

                                         [PHOTO]

                                         NAVELLIER
                                        SERIES FUND


                                     SEMI-ANNUAL REPORT
                                        JUNE 30, 1997


     NAVELLIER OFFICES:
ONE EAST LIBERTY  THIRD FLOOR
     RENO, NEVADA  89501
     800-887-8671 P.S.T.

  CUSTODIAN & TRANSFER AGENT:
RUSHMORE TRUST AND SAVINGS, FSB
     4922 FAIRMONT AVENUE
      BETHESDA, MD 20814
     800-622-1386 E.S.T.